INCOME TAX - Reconciliation (Details)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Reconciliation of tax computed by applying the statutory income tax rate to the PRC operations to income tax expenses
Statutory tax rate	25.00%	25.00%	25.00%
Effect of tax holiday and preferential tax benefit	35.21%
Effect of tax holiday and preferential tax benefit		(18.74%)	20.27%
Effect of research and development credits			(5.66%)
Effect of research and development credits	6.66%	(14.21%)
Effect of other non-deductible expenses	0.46%	(0.12%)	0.05%
Effect of change in valuation allowance	54.92%	(16.40%)	3.30%
Effective tax rate	11.49%	8.57%	2.43%